Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2021
Significant accounting policies
Basis of presentation and statement of compliance

Basis of presentation and statement of compliance

The consolidated financial statements are prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB) and as adopted by the European Union (EU). The consolidated financial statements are presented in millions of euros (EURm), except as otherwise noted, and are prepared under the historical cost convention, except as disclosed in the accounting policies below. The notes to the consolidated financial statements also conform to the Finnish accounting and company legislation.

In 2021, Nokia reviewed the presentation of certain items in its consolidated income statement and consolidated statement of cash flows. As a result, Nokia made the following reclassifications to enhance the relevance of information provided:

In respect of the consolidated income statement, Nokia reclassified certain items between other operating income and expenses. Gains and losses from unlisted venture funds that were previously presented as other operating income and other operating expenses, respectively, are presented on a net basis as other operating income. Foreign exchange gains and losses on hedging forecasted sales and purchases that were previously presented as other operating income and other operating expenses, respectively, are presented on a net basis as other operating expenses. Expected credit losses on trade receivables that were presented as other operating income if the amount of expected credit losses decreased and as other operating expenses if the amount of expected credit losses increased, are presented as other operating expenses regardless of the direction of change. The comparative amounts for 2020 and 2019 have been recast accordingly. In total other operating income and other operating expenses decreased by EUR 24 million and EUR 64 million in 2020 and 2019, respectively, as a result of the reclassifications.

Additionally, in respect of the consolidated income statement, Nokia reclassified certain items between financial income and expenses. Negative interest on financial investments that were previously presented as part of interest income on financial investments, are presented as a separate line item in financial expenses. The comparative amounts for 2020 and 2019 have been recast accordingly. Financial income and financial expenses increased by EUR 9 million and EUR 4 million, in 2020 and 2019, respectively, as a result of the reclassifications.

In respect of the consolidated statement of cash flows, Nokia reclassified the results of foreign exchange hedging of cash and cash flows that were previously presented in translation differences to the cash flow from investing activities. The comparative amounts for 2020 and 2019 have been reclassified accordingly. Related to 2020, as a result of the reclassification, the net cash used in investing activities decreased by EUR 79 million and translation differences changed by EUR -79 million compared to the previously reported amounts. Related to 2019, as a result of the reclassification, the net cash used in investing activities increased by EUR 123 million and translation differences changed by EUR 123 million compared to the previously reported amounts.

In 2020, Nokia reviewed the presentation of income and expenses related to its restructuring plans, pension plan curtailments and amendments as well as certain asset impairments. As a result, Nokia reclassified the restructuring and associated charges, pension curtailment and plan amendment income and expenses as well as certain impairment charges that were previously presented in other operating income and expenses to the functional line items to enhance the relevance of information provided in its consolidated income statement. The comparative amounts for 2019 were reclassified accordingly. As a result, cost of sales increased by EUR 62 million, research and development expenses increased by EUR 121 million, selling, general and administrative expenses increased by EUR 118 million, other operating income decreased by EUR 187 million and other operating expenses decreased by EUR 488 million compared to the amounts presented in Nokia’s consolidated financial statements for 2019.

Other information

Other information

This paragraph is included in connection with statutory reporting requirements in Germany. The fully consolidated German subsidiary, Nokia Solutions and Networks GmbH & Co. KG, registered in the commercial register of Munich under HRA 88537, has made use of the exemption available under § 264b and § 291 of the German Commercial Code (HGB).

Principles of consolidation

Principles of consolidation

The consolidated financial statements comprise the financial statements of the Parent Company, and each of those companies over which it exercises control. Control over an entity exists when Nokia is exposed, or has rights, to variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. When Nokia has less than a majority of voting or similar rights in an entity, it considers all relevant facts and circumstances in assessing whether it has power over an entity, including the contractual arrangements, and voting rights and potential voting rights. Nokia reassesses whether or not it controls an entity if facts and circumstances indicate that there are changes to the elements of control.

Consolidation of a subsidiary begins when Nokia obtains control over the subsidiary and ceases when it loses control over the subsidiary. Assets, liabilities, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated financial statements from the date Nokia gains control until the date Nokia ceases to control the subsidiary. A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction. If Nokia loses control in a subsidiary, the related assets, liabilities, non-controlling interest and other components of equity are derecognized with any gain or loss recognized in the consolidated income statement. Any investment retained in the former subsidiary is measured at fair value.

All intercompany transactions are eliminated as part of the consolidation process. Non-controlling interests are presented separately as a component of net profit or loss and are shown as a component of shareholders’ equity in the consolidated statement of financial position.

Business combinations

Business combinations

Business combinations are accounted for using the acquisition method. The consideration transferred in a business combination is measured as the aggregate of the fair values of the assets transferred, liabilities incurred towards the former owners of the acquired entity or business and equity instruments issued. Acquisition-related costs are recognized as expenses in the consolidated income statement in the period in which the costs are incurred and the related services are received with the exception of costs directly attributable to the issuance of equity instruments that are accounted for as a deduction from equity.

Identifiable assets acquired and liabilities assumed are measured at the acquisition date fair values. Nokia elects whether to measure the non-controlling interests in the acquiree at fair value or at the proportionate share of the acquiree’s identifiable net assets on a business combination by business combination basis. The excess of the aggregate of the consideration transferred and the amount recognized for non-controlling interests over the acquisition date fair values of the identifiable net assets acquired is recorded as goodwill.

Investments in associates and joint ventures

Investments in associates and joint ventures

An associate is an entity over which Nokia exercises significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the entity, but is not control or joint control over those policies.

A joint venture is a type of joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the arrangement. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about relevant activities require the unanimous consent of the parties sharing control.

Nokia’s investments in associates and joint ventures are accounted for using the equity method. Under the equity method, the investment in an associate or joint venture is initially recognized at cost. The carrying amount of the investment is adjusted to recognize changes in Nokia’s share of net assets of the associate or joint venture since the acquisition date. Nokia’s share of profits and losses of associates and joint ventures is included in the consolidated income statement outside operating profit or loss. Any change in other comprehensive income of associates and joint ventures is presented as part of Nokia’s other comprehensive income.

After application of the equity method, as of each reporting date, Nokia determines whether there is objective evidence that the investment in an associate or joint venture is impaired. If there is such evidence, Nokia recognizes an impairment loss that is calculated as the difference between the recoverable amount of the associate or joint venture and its carrying value. The impairment loss is presented within share of results of associated companies and joint ventures in the consolidated income statement.

Non-current assets (or disposal groups) held for sale and discontinued operations

Non-current assets (or disposal groups) held for sale and discontinued operations

Non-current assets or disposal groups are classified as assets held for sale if their carrying amounts will be recovered principally through a sale transaction rather than through continuing use. For this to be the case, the asset, or the disposal group, must be available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets or disposal groups, and the sale must be highly probable. These assets, or in the case of disposal groups, assets and liabilities, are presented separately in the consolidated statement of financial position and measured at the lower of the carrying amount and fair value less costs to sell. Non-current assets classified as held for sale, or included in a disposal group classified as held for sale, are not depreciated or amortized.

Discontinued operation is reported when a component of Nokia, comprising operations and cash flows that can be clearly distinguished both operationally and for financial reporting purposes from the rest of Nokia, has been disposed of or is classified as held for sale, and that component represents a major line of business or geographical area of operations or is part of a single coordinated plan to dispose of a separate major line of business or geographical area of operations. Profit or loss from discontinued operations is reported separately from income and expenses from continuing operations in the consolidated income statement, with prior periods presented on a comparative basis. Intra-group revenues and expenses between continuing and discontinued operations are eliminated.

Discontinued operations presented in the consolidated income statement for 2021, 2020 and 2019 comprise the financial results related to the HERE business and the D&S business. Nokia sold its HERE digital mapping and location services business to a German automotive industry consortium comprised of AUDI AG, BMW Group and Daimler AG in a transaction that was completed on 4 December 2015. Nokia sold substantially all of its Devices & Services business to Microsoft in a transaction that was completed on 25 April 2014. The timing and amount of financial effects related to these operations are largely dependent upon external factors such as final outcomes of uncertain tax positions.

Revenue recognition

Revenue recognition

Nokia accounts for a contract with a customer when the contract has been approved in writing, which is generally when both parties are committed to perform their respective obligations, the rights, including payment terms, regarding the goods and services to be transferred can be identified, the contract has commercial substance, and collection of the consideration to which Nokia expects to be entitled is probable. Management considers only legally enforceable rights in evaluating the accounting for contracts with customers. As such, frame agreements that do not create legally enforceable rights and obligations are accounted for based on the issuance of subsequent legally binding purchase orders under the frame agreements.

A contract modification or a purchase order is accounted for as a separate contract if the scope of the contract increases by additional distinct goods or services, and the price of the contract increases by an amount that reflects the standalone selling price of those additional goods or services. In case the additional goods or services are distinct but not sold at a standalone selling price, the contract modification is accounted for prospectively. In cases where the additional goods or services are not distinct, the modification is accounted for through a cumulative catch-up adjustment.

Nokia recognizes revenue from contracts with customers to reflect the transfer of promised goods and services to customers for amounts that reflect the consideration to which Nokia expects to be entitled in exchange for those goods and services. The consideration may include a variable amount, which Nokia estimates based on the most likely amount. Items causing variability include volume discounts and sales-based or usage-based royalties. Nokia includes variable consideration into the transaction price only to the extent that it is highly probable that a significant revenue reversal will not occur. The transaction price also excludes amounts collected on behalf of third parties.

Nokia’s payment terms are 80 days on average. Invoices are generally issued as control transfers and/or as services are rendered. When this is not the case, Nokia recognizes a contract asset or a contract liability depending on the timing of payment versus transfer of control. In case the timing of payments provides either the customer or Nokia with a significant benefit of financing, the transaction price is adjusted for the effect of financing and the related interest revenue or interest expense is presented separately from revenue. As a practical expedient, Nokia does not account for financing components if, at contract inception, the consideration is expected to be received within one year before or after the goods or services have been transferred to the customer.

Nokia enters into contracts with customers consisting of any combination of hardware, services and intellectual property. The associated revenue recognized for such contracts depends on the nature of the underlying goods and services provided. The promised goods or services in the contract might include sale of goods, license of intellectual property and grant of options to purchase additional goods or services that may provide the customer with a material right. Nokia conducts an assessment at contract inception to determine which promised goods and services in a customer contract are distinct and accordingly identified as performance obligations. Nokia considers that goods and services are distinct if the customer can benefit from the good or service either on its own or together with other resources readily available, and if Nokia’s promise to transfer the good or service is separately identifiable from other promises in the contract.

Nokia allocates the transaction price to each distinct performance obligation on the basis of their standalone selling prices, relative to the overall transaction price. If a standalone selling price is not observable, it is estimated. The transaction price may include a discount or a variable amount of consideration that is generally allocated proportionately to all performance obligations in the contract unless Nokia has observable evidence that the entire discount relates to only one or more, but not all, performance obligations in a contract.

Revenue is recognized when, or as, Nokia satisfies a performance obligation by transferring a promised good or service to a customer, which is when the customer obtains control of that good or service. The amount of revenue recognized is the amount allocated to the satisfied performance obligation based on the relative standalone selling prices. A performance obligation may be satisfied at a point in time or over time.

Hardware and software sold by Nokia includes warranty, which can either be assurance-type for repair of defects and recognized as a centralized warranty provision (refer to Note 27, Provisions), or service-type for scope beyond the repair of defects or for a time period beyond the standard assurance-type warranty period and considered a separate performance obligation within the context of the contract. Revenue is allocated to each performance obligation based on its standalone selling price in relation to the overall transaction price. The standalone selling price of each performance obligation is determined by considering factors such as the price of the performance obligation if sold on a standalone basis and the expected cost of the performance obligation plus a reasonable margin when price references are not available. The portion of the transaction price allocated to each performance obligation is then recognized when the revenue recognition criteria for that performance obligation have been met.

Nokia presents its customer contracts in the consolidated statement of financial position as either a contract asset or a contract liability, depending on the relationship between Nokia’s performance and the customer’s payment for each individual contract. On a net basis, a contract asset position represents where Nokia has performed by transferring goods or services to a customer before the customer has provided the associated consideration or before payment is due. Conversely, a contract liability position represents where a customer has paid consideration or payment is due, but Nokia has not yet transferred goods or services to the customer. Contract assets presented in the consolidated statement of financial position are current in nature while contract liabilities can be either current or non-current. Invoiced receivables represent unconditional rights to payment and are presented separately as trade receivables in the consolidated statement of financial position.

Sale of products

Nokia manufactures and sells a range of networking equipment, covering the requirements of network operators. Revenue for these products is recognized when control of the products has transferred, the determination of which may require judgment. Typically, for standard equipment sales, control transfers upon delivery. For more complex solutions, control generally transfers upon acceptance.

In some arrangements, mainly within the Submarine Networks business, Nokia’s performance does not create an asset with an alternative use and Nokia recognizes revenue over time using the output method, which faithfully depicts the manner in which the asset is transferred to the customer as well as Nokia's enforceable rights to payment for the work completed to date. The output measure selected by Nokia for each contract may vary depending on the nature of the contract.

Sale of services

Nokia provides services related to the provision of networking equipment, ranging from managing a customer’s network and product maintenance services to network installation, integration and optimization. Revenue for each separate service performance obligation is recognized as or when the customer obtains the benefits of Nokia’s performance. Service revenue is recognized over time for managed and maintenance services, as in these cases Nokia performs throughout a fixed contract term and the customer simultaneously receives and consumes the benefits as Nokia performs. In some cases, Nokia performs services that are subject to customer acceptance where revenue is recognized when the customer acceptance is received.

Sale of intellectual property licenses

Nokia provides its customers with licenses to intellectual property (IP) owned by Nokia by granting software licenses and rights to benefit from Nokia’s IP in their products. When a software license is sold, revenue is recognized upon delivery or acceptance of the software, as Nokia has determined that each software release is distinct and the license is granted for software as it exists when the control transfers to the customer.

When Nokia grants customers a license to use IP owned by Nokia, the associated license fee revenue is recognized in accordance with the substance of the relevant agreements. In the majority of cases, Nokia retains obligations to continue to develop and make available to the customer the latest IP in the licensed assets during the contract term, and therefore revenue is recognized pro rata over the period during which Nokia is expected to perform. Recognition of the revenue as pro rata over the term of the license is considered the most faithful depiction of Nokia’s satisfaction of the performance obligation as the IP being licensed towards the customer includes new inventions patented by Nokia that are highly interdependent and interrelated and created through the course of continuous research and development (R&D) efforts that are relatively stable throughout the year. In some contracts, Nokia has no remaining obligations to perform after granting a license to the initial IP, and licensing fees are non-refundable. In these cases, revenue is recognized at the beginning of the license term.

Government grants

Government grants

Government grants are recognized when there is reasonable assurance that Nokia will comply with the conditions attached to them and the grants will be received. Government grants received as compensation for expenses or losses incurred are recognized in the consolidated income statement as a deduction against the related expenses except for certain non-recurring grants that are recognized as other operating income. Government grants related to assets are presented in the consolidated statement of financial position as deferred income and recognized as income over the same period the asset is depreciated or amortized.

Government grants received in the form of R&D tax credits are recognized as a deduction against R&D expenses if the amount of the tax credit is linked to the amount of R&D expenditures incurred by Nokia and the tax credit is a fully collectible asset that will be paid in cash by the government in case Nokia is not able to offset it against its income tax payable. R&D tax credits that do not meet both conditions are recognized as income tax benefit.

Employee benefits

Employee benefits

Pensions and other post-employment benefits

Nokia has various post-employment plans in accordance with the local conditions and practices in the countries in which it operates. The plans are generally funded through payments to insurance companies or contributions to trustee-administered funds as determined by periodic actuarial calculations.

In a defined contribution plan, Nokia’s legal or constructive obligation is limited to the amount that it agrees to contribute to the fund. Nokia’s contributions to defined contribution plans, multi-employer and insured plans are recognized in the consolidated income statement in the period to which the contributions relate. If a pension plan is funded through an insurance contract where Nokia does not retain any legal or constructive obligations, the plan is treated as a defined contribution plan. All arrangements that do not fulfill these conditions are considered defined benefit plans.

For defined benefit plans, including pension and post-employment healthcare and life insurance, costs are assessed using the projected unit credit method: the cost is recognized in the consolidated income statement so as to spread the benefit over the service lives of employees. The defined benefit obligation is measured as the present value of the estimated future cash outflows using interest rates on high-quality corporate bonds or government bonds with maturities that most closely match expected payouts of benefits. The defined benefit plan asset is measured at fair market value as of the reporting date. Assets invested in alternative asset classes such as private equity, real estate and absolute return, are measured using latest available valuations provided by the asset managers, reviewed by Nokia, and adjusted for subsequent cash flows. The liability or asset recognized in the consolidated statement of financial position is the present value of the defined benefit obligation as of the reporting date less the fair value of plan assets including effects of any asset ceiling.

Service cost related to employees’ service in the current period as well as past service cost resulting from plan amendments, curtailments, and gains and losses on settlements are all presented within cost of sales, research and development expenses or selling, general and administrative expenses in the consolidated income statement. Past service costs are recognized immediately in the consolidated income statement when the plan amendment, curtailment or settlement occurs. Net interest, consisting of interest calculated by applying a discount rate to the net defined benefit liability or asset and the effect of asset ceiling, as well as pension plan administration costs not taken into account in determining the return on plan assets, are presented within financial income and expenses in the consolidated income statement. Remeasurements, comprising actuarial gains and losses, the effect of the asset ceiling and the return on plan assets, excluding amounts recognized in net interest, are recognized immediately in the consolidated statement of financial position with a corresponding debit or credit to pension remeasurements reserve within shareholders’ equity through other comprehensive income in the period in which they occur. Remeasurements are not reclassified to profit or loss in subsequent periods.

Actuarial valuations for Nokia’s defined benefit post-employment plans are performed annually or when a material plan amendment, curtailment or settlement occurs.

Termination benefits

Termination benefits

Termination benefits are payable when employment is terminated before the normal retirement date, or whenever an employee accepts voluntary redundancy in exchange for these benefits. Nokia recognizes termination benefits when it is demonstrably committed to either terminating the employment of current employees according to a detailed formal plan without possibility of withdrawal, or providing termination benefits as a result of an offer made to encourage voluntary redundancy. These benefits are recorded as termination benefits as a component of the restructuring provision. Local laws may provide employees with the right to benefits from the employer upon termination whether the termination is voluntary or involuntary. For these specific benefits, the difference between the value of the higher benefit for involuntary termination and the lower benefit for voluntary termination is treated as a termination benefit and the portion of the benefit that Nokia would be required to pay to the employee in the case of voluntary termination is treated as a contractual or legal obligation determined by local law and accounted for as a defined benefit arrangement as described in the pensions section above.

Share-based payments

Share-based payments

Nokia offers three types of global equity-settled share-based compensation plans for employees: performance shares, restricted shares and the employee share purchase plan.

Employee services received and the corresponding increase in equity are measured by reference to the fair value of the equity instruments as of the grant date, excluding the impact of any non-market vesting conditions. Non-market vesting conditions attached to the performance shares are included in assumptions about the number of shares that the employee will ultimately receive. Nokia reviews the assumptions made on a regular basis and, where necessary, revises its estimates of the number of performance shares that are expected to be settled. Plans that apply tranched vesting are accounted for under the graded vesting model. Share-based compensation is recognized as an expense in the consolidated income statement over the relevant service periods.

Income taxes

Income taxes

Income tax expense comprises current tax and deferred tax. Tax is recognized in the consolidated income statement except to the extent that it relates to items recognized in other comprehensive income, or directly in equity, in which case the related tax is recognized in other comprehensive income or equity, respectively.

Current taxes are based on the results of the Group companies and are calculated using the local tax laws and tax rates that are enacted or substantively enacted as of the reporting date. Corporate taxes withheld at the source of the income on behalf of the Group companies are accounted for as income taxes when determined to represent a tax on net income.

Deferred taxes

Deferred tax assets and liabilities are determined using the balance sheet liability method for all temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. Deferred tax assets are recognized to the extent it is probable that future taxable profit will be available against which the unused tax losses, unused tax credits and deductible temporary differences can be utilized in the relevant jurisdictions. Deferred tax assets are assessed for realizability as of each reporting date. When facts and circumstances indicate it is no longer probable that deferred tax assets will be utilized, adjustments are made as necessary. Deferred tax liabilities are recognized for taxable temporary differences, and for temporary differences that arise between the fair value and the tax base of identifiable net assets acquired in business combinations.

Deferred tax liabilities are not recognized if they arise from the initial recognition of goodwill. Deferred tax liabilities are provided on taxable temporary differences arising from investments in subsidiaries, associates and joint arrangements, except for deferred tax liability where the timing of the reversal of the temporary difference is controlled by Nokia, and it is probable that the temporary difference will not reverse in the foreseeable future.

Deferred tax assets and deferred tax liabilities are measured using the enacted or substantively enacted tax rates as of the reporting date that are expected to apply in the period when the asset is realized or the liability is settled. Deferred tax assets and liabilities are not discounted.

Deferred tax assets and deferred tax liabilities are offset for presentation purposes when there is a legally enforceable right to set off current tax assets against current tax liabilities, and the deferred tax assets and deferred tax liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities, which intend either to settle current tax liabilities and assets on a net basis, or to realize the assets and settle the liabilities simultaneously in each future period in which significant amounts of deferred tax liabilities or deferred tax assets are expected to be settled or recovered.

Nokia periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. It adjusts the amounts of current and deferred tax assets and liabilities recorded, where it is considered probable, i.e. more likely than not, that certain tax positions may not be fully sustained upon review by tax authorities. The amounts recorded are based on the most likely amount or the expected value, depending on which method Nokia expects to better predict the resolution of the uncertainty, as of each reporting date.

Functional and presentation currency

Functional and presentation currency

The financial statements of all Group companies are measured using functional currency, which is the currency of the primary economic environment in which the entity operates. The consolidated financial statements are presented in euro, the functional and presentation currency of the Parent Company.

Foreign currency translation

Transactions in foreign currencies

Transactions in foreign currencies are recorded at exchange rates prevailing at the dates of the individual transactions. For practical reasons, a rate that approximates the actual rate at the date of the transaction is often used. Monetary assets and liabilities denominated in foreign currency are valued at the exchange rates prevailing at the end of the reporting period. Foreign exchange gains and losses arising from monetary assets and liabilities as well as fair value changes of related hedging instruments are recognized in financial income and expenses in the consolidated income statement. Unrealized foreign exchange gains and losses related to non-monetary non-current financial investments are included in the fair value measurement of these investments and recognized in other operating income and expenses in the consolidated income statement.

Foreign Group companies

On consolidation, the assets and liabilities of foreign operations whose functional currency is other than euro are translated into euro at the exchange rates prevailing at the end of the reporting period. The income and expenses of these foreign operations are translated into euro at the average exchange rates for the reporting period. The exchange differences arising from translation for consolidation are recognized as translation differences in the consolidated statement of comprehensive income. On disposal of a foreign operation the cumulative amount of translation differences relating to that disposal is reclassified to profit or loss.

Intangible assets

Intangible assets

Intangible assets acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination is their fair value as of the date of acquisition. Internally generated intangibles, except for development costs that may be capitalized, are expensed as incurred. Development costs are capitalized only if Nokia has the technical feasibility to complete the asset; has an ability and intention to use or sell the asset; can demonstrate that the asset will generate future economic benefits; has resources available to complete the asset; and has the ability to measure reliably the expenditure during development.

The useful life of Nokia’s intangible assets, other than goodwill, is finite. Following initial recognition, finite intangible assets are carried at cost less accumulated amortization and accumulated impairment losses. Intangible assets are amortized over their useful lives, generally three to ten years, using the straight-line method, which is considered to best reflect the pattern in which the asset’s future economic benefits are expected to be consumed. Depending on the nature of the intangible asset, the amortization charges are presented within cost of sales, research and development expenses or selling, general and administrative expenses in the consolidated income statement.

Property, plant and equipment

Property, plant and equipment

Property, plant and equipment are stated at cost less accumulated depreciation and accumulated impairment losses. Depreciation is recorded on a straight-line basis over the expected useful lives of the assets as follows:

Buildings and constructions
Buildings and constructions	20–33 years
Light buildings and constructions	3–20 years
Vessels
Cable-laying vessels	15–40 years
Cable-laying accessories	4–10 years
Machinery and equipment
Production machinery, measuring and test equipment	1–5 years
Other machinery and equipment	3–10 years

Land and water areas are not depreciated.

Maintenance, repairs and renewals are generally expensed in the period in which they are incurred. However, major renovations are capitalized and included in the carrying amount of the asset when it is probable that future economic benefits in excess of the originally assessed standard of performance of the existing asset will flow to Nokia. Major renovations are depreciated over the remaining useful life of the related asset. Leasehold improvements are depreciated over the shorter of the lease term and the useful life. Gains and losses on the disposal of property, plant and equipment are included in other operating income or expenses.

Leases

Leases

On 1 January 2019, Nokia adopted IFRS 16, Leases, which provides a single lessee accounting model, requiring lessees to recognize right-of-use assets and lease liabilities for all leases in the consolidated statement of financial position. The right-of-use asset represents the lessee’s right to use the underlying leased asset while the lease liability represents the lessee’s obligation to make lease payments.

Nokia assesses at contract inception whether a contract is, or contains, a lease i.e. Nokia assesses whether the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. At the commencement date of the lease, Nokia recognizes a right-of-use asset and a lease liability for all leases with a lease term exceeding 12 months. The commencement date is the date when the lessor makes the underlying leased asset available for use by Nokia.

Nokia applies a practical expedient whereby leases for which the lease term is 12 months or less at the lease commencement date (short-term leases) are not recognized in its consolidated statement of financial position. Instead, Nokia recognizes the lease payments associated with short-term leases as an operating expense on a straight-line basis over the lease term. In addition, as a practical expedient, Nokia does not separate certain non-lease components from lease components but instead accounts for each lease component and associated specified non-lease component as a single lease component. Non-lease components such as payments for maintenance and services made in conjunction with the leased asset are included in the lease liability whenever these payments are fixed and defined in the lease contract. Other payments for non-lease components that are variable based on consumption, eg. property taxes, insurance payments and variable property service costs, are recognized as an expense when incurred.

The majority of Nokia’s leased assets relate to commercial and industrial properties such as R&D facilities, production facilities and office buildings. Nokia also leases vehicles provided as employee benefits and service vehicles.

Right-of-use assets are measured at cost less accumulated depreciation and impairment losses, and adjusted for any remeasurements of the lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are depreciated on a straight-line basis over the lease term as follows:

Buildings	3–15 years
Other	3–5 years

Lease liabilities are measured at the present value of lease payments to be made over the lease term. Nokia determines the lease term as the non-cancellable term of the lease, together with any periods covered by an option to extend the lease if it is reasonably certain to be exercised, as well as any periods covered by an option to terminate the lease if it is reasonably certain not to be exercised. The lease payments include fixed lease payments and certain fixed non-lease components less any lease incentives receivable, variable lease payments that depend on an index or a rate, and appropriate termination fees whenever the lease term has been determined based on the expectation that Nokia will exercise its option to terminate. Nokia does not generally enter into lease contracts with variable lease payments linked to future performance or use of an underlying asset.

After the commencement date, the amount of lease liabilities is measured on an amortized cost basis using the effective interest method where the lease liabilities increase related to the accretion of interest and decrease for lease payments made. In addition, the carrying amounts for the right-of-use asset and lease liability are remeasured if there is a modification, a change in the lease term or a change in the future lease payments resulting from a change in an index or rate used to determine such lease payments. The interest component of the lease payments is recognized as interest expense within financial expenses.

Nokia uses its incremental borrowing rate to calculate the present value of lease payments as the interest rate implicit in the lease is not readily determinable. Nokia estimates its incremental borrowing rate quarterly based on the rate of interest that Nokia would pay to borrow over the lease term with a similar security to obtain an asset of a similar value to the leased asset in a similar economic environment. Nokia measures all leases at amortized cost based on the appropriate discount rate available in the quarter when lease commencement occurred. Where a lease contract modification or reassessment of the lease liability resulting from a change in the lease term occurs, Nokia remeasures the present value of the lease liability based on the appropriate discount rate available in the quarter when the reassessment or modification occurs.

Nokia acts primarily as a lessee in its leasing transactions. However, Nokia will enter into contracts to sublease vacant leasehold or freehold properties for sublease terms up to 10 years to offset or mitigate the unavoidable costs associated with those properties. In these cases, Nokia classifies each sublease as a finance lease whenever the sublease contract transfers substantially all the risks and rewards incidental to ownership to the subtenant. All other subleases are classified as operating leases.

Included within other financial assets in its consolidated statement of financial position, Nokia recognizes a net investment asset for all finance subleases based on the present value of future sublease payments at the sublease commencement date. After the commencement date, the net investment asset is measured on an amortized cost basis using the effective interest method where the net investment asset increases related to the accretion of interest income and decreases for sublease payments received. Sublease payments received from operating subleases is recognized as other operating income on a straight-line basis over the lease term.

Impairment of goodwill, intangible assets, property, plant and equipment and right-of-use assets

Impairment of goodwill, intangible assets, property, plant and equipment and right-of-use assets

Nokia assesses the recoverability of the carrying value of goodwill, intangible assets, property, plant and equipment and right-of-use assets if events or changes in circumstances indicate that the carrying value may be impaired. In addition, Nokia tests the carrying value of goodwill for impairment annually even if there is no indication of impairment.

Factors that Nokia considers when it reviews indications of impairment include, but are not limited to, underperformance of the asset relative to its historical or projected future results, significant changes in the manner of using the asset or the strategy for the overall business, and significant negative industry or economic trends.

Goodwill is allocated to the cash-generating units or groups of cash-generating units that are expected to benefit from the synergies of the related business combination and that reflect the lowest level at which goodwill is monitored for internal management purposes. A cash-generating unit, as determined for the purposes of Nokia’s goodwill impairment testing, is the smallest group of assets generating cash inflows that are largely independent of the cash inflows from other assets or groups of assets. The carrying value of a cash-generating unit includes its share of relevant corporate assets allocated to it on a reasonable and consistent basis. When the composition of one or more groups of cash-generating units to which goodwill has been allocated is changed, the goodwill is reallocated based on the relative fair value of the affected groups of cash-generating units.

Nokia conducts its impairment testing by determining the recoverable amount for an asset, a cash-generating unit or groups of cash-generating units. The recoverable amount of an asset, a cash-generating unit or groups of cash-generating units is the higher of its fair value less costs of disposal and its value-in-use. The recoverable amount is compared to the asset’s, cash-generating unit’s or groups of cash-generating units’ carrying value. If the recoverable amount for the asset, cash-generating unit or groups of cash-generating units is less than its carrying value, the asset is considered impaired and is written down to its recoverable amount. Impairment losses are presented in cost of sales, research and development expenses or selling, general and administrative expenses in the consolidated income statement, except for impairment losses on goodwill, which are presented in other operating expenses.

Inventories

Inventories

Inventories are stated at the lower of cost and net realizable value. Cost is determined using standard cost, which approximates actual cost on a first-in first-out (FIFO) basis. Net realizable value is the amount that can be realized from the sale of the inventory in the normal course of business after allowing for the costs of realization. In addition to the cost of materials and direct labor, an appropriate proportion of production overhead is included in the cost of inventory. An allowance is recorded for excess inventory and obsolescence based on the lower of cost and net realizable value.

Nokia classifies its inventories to raw materials and semi-finished goods, finished goods, and contract work in progress. Raw materials and semi-finished goods include purchased materials, components and supplies to be used in production. Finished goods include goods manufactured by Nokia or by subcontractors that are ready for sale and goods purchased for resale. Contract work in progress includes costs incurred to date for customer contracts where the contractual performance obligations are not yet satisfied. Contract work in progress will be recognized as cost of sales when control of the related performance obligation is transferred to the customer.

Fair value measurement of financial instruments

Fair value measurement of financial instruments

A number of financial instruments are measured at fair value as of each reporting date after initial recognition. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest, by using quoted market rates, discounted cash flow analyses and other appropriate valuation models. Nokia uses valuation techniques that are appropriate in the circumstances and for which sufficient data is available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs. All financial assets and liabilities for which fair values are being measured or disclosed in the consolidated financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

Level 1—Quoted (unadjusted) market prices for exchange-traded products in active markets for identical assets or liabilities;

Level 2—Valuation techniques for which significant inputs other than quoted prices are directly or indirectly observable; and

Level 3—Valuation techniques for which significant inputs are unobservable.

Nokia categorizes assets and liabilities that are measured at fair value on a recurring basis into an appropriate level of the fair value hierarchy at the end of each reporting period.

Classification and measurement of financial assets

Classification and measurement of financial assets

Nokia has classified its financial assets that are debt instruments in the following three categories: financial assets measured at amortized cost, financial assets measured at fair value through other comprehensive income, and financial assets measured at fair value through profit and loss. Nokia has classified its financial assets that are equity instruments to financial assets measured at fair value through profit and loss. The selection of the appropriate category is made based on both Nokia’s business model for managing the financial asset and on the contractual cash flow characteristics of the asset.

Nokia’s business model for managing financial assets is defined on a portfolio level. The business model must be observable on a practical level by the way the business is managed. The cash flows of financial assets measured at amortized cost are solely payments of principal and interest. These assets are held within a business model that has an objective to hold assets to collect contractual cash flows. Financial assets measured at fair value through other comprehensive income have cash flows that are solely payments of principal and interest and these assets are held within a business model that has an objective that is achieved both by holding financial assets to collect contractual cash flows and selling financial assets. Financial assets measured at fair value through profit and loss are assets that do not fall in either of these two categories. In addition to the classification as described above, the accounting for financial assets is impacted if the financial asset is part of a hedging relationship (see below the section on Hedge accounting).

All purchases and sales of financial assets are recorded on the trade date, that is, when Nokia commits to purchase or sell the asset. A financial asset is derecognized when substantially all the risks and rewards related to the financial asset have been transferred to a third party that assumes control of the financial asset.

Non-current financial investments

Non-current financial investments include investments in unlisted private equity shares and unlisted venture funds. As these equity and debt investments do not fulfil the criteria of being solely payments of principal and interest, they are classified as fair value through profit and loss and are initially recognized and subsequently remeasured at fair value.

Fair value is estimated using a number of methods, including, but not limited to: quoted market rates; the current market value of similar instruments; prices established from a recent arm’s-length financing transaction of target companies; and analysis of market prospects and operating performance of target companies, taking into consideration public market comparable companies in similar industry sectors. Nokia uses judgment in selecting the appropriate valuation methodology as well as underlying assumptions based on existing market practice and conditions.

Fair value adjustments, foreign exchange gains and losses as well as realized gains and losses from the disposal of these investments are recognized within other operating income and expenses in the consolidated income statement.

Other non-current financial assets

Other non-current financial assets include restricted assets and other receivables, customer and vendor financing related loan receivables and certain other investments of a long-term nature.

Restricted assets and other receivables include restricted bank deposits primarily related to employee benefits as well as other loan receivables. These assets are initially measured at fair value and in subsequent periods at amortized cost using the effective interest method. Interest calculated using the effective interest method as well as foreign exchange gains and losses are recognized in financial income and expenses in the consolidated income statement. For these assets, a loss allowance is calculated on a quarterly basis based on a review of collectability and available collateral, recorded as an adjustment to the carrying amount of the investment and recognized in other financial expenses in the consolidated income statement.

Customer- and vendor-related loan receivables are managed in a portfolio with a business model of holding investments to collect principal and interest as well as selling investments. They are initially recognized and subsequently remeasured at fair value determined using the discounted cash flow method. The changes in fair value are recognized in fair value reserve in other comprehensive income. Interest calculated using the effective interest method as well as foreign exchange gains and losses are recognized in financial income and expenses in the consolidated income statement. Estimated credit loss is typically based on 12-month expected credit loss for existing loans and estimated additional draw-downs during that period; refer to Impairments section for further detail. Loss allowance is calculated on a quarterly basis based on a review of collectability and available collateral, and recorded in other financial expenses in the consolidated income statement reducing fair value loss recorded in other comprehensive income. In case a receivable is sold, the impact of expected credit loss is reversed, and the full gain or loss incurred for the sale is recorded in financial income and expenses in the consolidated income statement.

The cash flows of other investments of a long-term nature do not fulfill the criteria of being solely payments of principal and interest. These investments are initially recognized and subsequently remeasured at fair value using quoted market rates, discounted cash flow models or other appropriate valuation methods as of the reporting date. Fair value adjustments, foreign exchange gains and losses as well as realized gains and losses from the disposal of these investments are mainly recognized within financial income and expenses in the consolidated income statement.

Other current financial assets

Other current financial assets include current part of other non-current financial assets and short-term loan receivables as well as derivative assets that are discussed separately in the Derivative financial instruments section below.

Short-term loan receivables are initially measured at fair value and in subsequent periods measured at amortized cost using the effective interest method. Interest calculated using the effective interest method as well as foreign exchange gains and losses are recognized in financial income and expenses in the consolidated income statement. For these loans, a loss allowance is calculated on a quarterly basis based on a review of collectability and available collateral, recorded as an adjustment to the carrying amount of the investment and recognized in other financial expenses in the consolidated income statement.

Trade receivables

Trade receivables arise from contracts with customers and represent an unconditional right to receive the consideration and only the passage of time is required before the consideration is received. Nokia sells trade receivables to various financial institutions without recourse in the normal course of business, in order to manage credit risk and working capital cycle, and the business model for managing trade receivables is holding receivables to collect contractual cash flows and selling receivables. Trade receivables are initially recognized and subsequently remeasured at fair value, determined using the discounted cash flow method. The changes in fair value are recognized in fair value reserve in other comprehensive income. If trade receivables are sold, the difference between the carrying amount derecognized and the consideration received is recognized in financial expenses in the consolidated income statement.

Current financial investments

Nokia invests a portion of the corporate cash needed to cover the projected cash outflows of its ongoing business operations in highly liquid, interest-bearing investments. Current financial investments may include investments measured at amortized cost and investments measured at fair value through profit and loss.

Corporate cash investments in bank deposits used as collateral for derivative transactions are initially measured at fair value and in subsequent periods measured at amortized cost using the effective interest method. Interest calculated using the effective interest method as well as foreign exchange gains and losses are recognized in financial income and expenses in the consolidated income statement.

Corporate cash investments in bank deposits, as well as fixed income and money market securities with initial maturity or put feature longer than three months that have characteristics of solely payments of principal and interest and are not part of structured investments, are managed in a portfolio with a business model of holding investments to collect principal and interest, and are initially measured at fair value and in subsequent periods measured at amortized cost using the effective interest method. These investments are executed with the main purpose of collecting contractual cash flows and principal repayments. However, investments are sold from time to time for liquidity management and market risk mitigation purposes.

For these investments interest calculated using the effective interest method, as well as foreign exchange gains and losses, are recognized in financial income and expenses in the consolidated income statement. When an investment is disposed of, the difference between the carrying amount derecognized and the consideration received is recognized in financial income and expenses in the consolidated income statement. The FIFO method is used to determine the cost basis of fixed income securities being disposed of.

Due to the high credit quality of Nokia’s investment portfolio, the estimated credit loss is normally based on 12-month expected credit loss. Loss allowance is calculated on a quarterly basis, recorded as an adjustment to the carrying amount of the investment and recognized in other financial expenses in the consolidated income statement.

Corporate cash investments may also include money market funds that do not qualify as cash equivalents, investments acquired for trading purposes, investment structures consisting of securities traded in combination with derivatives with complementing and typically offsetting risk factors and other investments that have cash flows not being solely payments of principal and interest. These investments are executed with the purpose of collecting contractual cash flows and principal repayments as well as for capital appreciation and can be sold at any time.

These investments are initially recognized and subsequently remeasured at fair value determined using quoted market rates, discounted cash flow models or other appropriate valuation methods as of the reporting date. Fair value adjustments, foreign exchange gains and losses and realized gains and losses are recognized in financial income and expenses in the consolidated income statement.

Cash and cash equivalents

Cash and cash equivalents include cash at bank and in hand as well as highly liquid, fixed income and money market investments that are readily convertible to known amounts of cash with maturities at acquisition of three months or less, as well as bank deposits with maturities or contractual call periods at acquisition of three months or less. Due to the high credit quality and short-term nature of these investments, there is an insignificant risk of change in value. Investments in money market funds that have a risk profile consistent with the aforementioned criteria are also classified as cash equivalents. Investments that have cash flows that are solely payments of principal and interest are measured at amortized cost. All other investments are measured at fair value through profit and loss.

Classification and measurement of financial liabilities

Classification and measurement of financial liabilities

Nokia has classified its financial liabilities in the following categories: financial liabilities measured at amortized cost and financial liabilities measured at fair value through profit and loss. Nokia classifies derivative liabilities as well as the conditional obligation related to Nokia Shanghai Bell at fair value through profit and loss and all other financial liabilities at amortized cost.

All financial liabilities are initially recognized at fair value and, in case of borrowings and payables, net of transaction costs. Financial liabilities are derecognized when the related obligation is discharged or cancelled or expired. Additionally, a substantial modification of the terms of an existing financial liability is accounted for as a derecognition of the original financial liability and the recognition of a new financial liability. On derecognition of a financial liability, the difference between the carrying amount extinguished and the consideration paid is recognized in interest expenses in the consolidated income statement.

Interest-bearing liabilities

Long-term interest-bearing liabilities are measured at amortized cost using the effective interest method. Short-term interest-bearing liabilities, including the current part of long-term interest-bearing liabilities and collaterals for derivative transactions, are measured at amortized cost using the effective interest method.

Transaction costs, interest calculated using the effective interest method as well as foreign exchange gains and losses are recognized in financial income and expenses in the consolidated income statement.

Other financial liabilities

Other financial liabilities mainly include a conditional obligation to China Huaxin as part of the Nokia Shanghai Bell definitive agreements where China Huaxin obtained the right to fully transfer its ownership interest in Nokia Shanghai Bell to Nokia in exchange for a future cash settlement. The financial liability related to the conditional obligation is measured based on the expected future cash settlement with any changes recorded in financial income and expenses in the consolidated income statement.

Other financial liabilities also include derivative liabilities that are discussed separately in the Derivative financial instruments section below.

Trade payables

Trade payables are carried at invoiced amount, which is considered to be equal to the fair value due to the short-term nature of Nokia’s trade payables.

Impairments of financial assets

Impairments of financial assets

Impairment requirements apply to the recognition of a loss allowance for expected credit losses (ECL) on financial assets measured at amortized cost, financial assets measured at fair value through other comprehensive income, financial guarantee contracts and loan commitments. Nokia continuously assesses its financial instruments on a forward-looking basis and accounts for the changes in ECL on a quarterly basis using the following method:

◾	ECL = PD x LGD x EAD
◾	Probability of Default (PD) is estimated separately for the centralized investment portfolio and non-centralized investments. The estimate is based on the credit rating profile of these investments as well as specific local circumstances as applicable, unless there are specific events that would indicate that the credit rating would not be an appropriate basis for estimating credit risk at the reporting date.
◾	For Loss Given Default (LGD), the recovery rate is also estimated separately for centralized investment portfolios and non-centralized investments and is based on the type of investment, specific local circumstances as applicable as well as related collateral arrangements, if any.
◾	Exposure at Default (EAD) is normally the nominal value of the investment or financial guarantee. For loan commitments, EAD is based on estimated draw-down amounts for the next 12 months.

All Nokia’s current investments at amortized cost and fair value through other comprehensive income are considered to have low credit risk, and the loss allowance recognized during the period is therefore limited to 12 months’ expected losses. Financial instruments that are rated as investment grade are considered to have low credit risk for the purposes of this assessment.

For other non-current financial assets, loans, loan commitments and financial guarantees extended to third parties, the ECL is calculated separately for each significant counterparty using the method described above, including the impact of any collateral arrangements or other credit enhancements to LGD. The estimate is based on 12-month ECL unless there has been a significant increase in credit risk for the specific counterparty since the initial recognition, in which case lifetime ECL is estimated. Breaches of contract, credit rating downgrades and other credit measures are typical indicators that Nokia takes into consideration when assessing whether the credit risk on a financial instrument has increased significantly since initial recognition.

For trade receivables and contract assets, an expected credit loss allowance is calculated and provided for each customer using the model described above where the key considerations include the credit rating of the customer and the aging of the related balances. A simplified approach is applied where the allowance is determined at an amount equal to the lifetime expected credit losses for each customer.

The change in the amount of loss allowance for ECL for trade receivables and contract assets is recognized in other operating expenses and for other financial assets in financial expenses in the consolidated income statement. For assets carried at amortized cost, the loss allowance is recorded as an adjustment to the carrying amount. For assets carried at fair value through other comprehensive income, the loss allowance is recorded as an adjustment in other comprehensive income instead of adjusting the carrying amount that has already been recorded at fair value. For financial guarantee contracts, the loss allowance is recognized as another liability in the statement of financial position.

Derivative financial instruments

Derivative financial instruments

All derivatives are recognized initially at fair value on the date a derivative contract is entered into and subsequently remeasured at fair value. The method of recognizing the resulting gain or loss varies according to whether the derivatives are designated and qualify under hedge accounting.

The cash flows of a hedge are classified as cash flows from operating activities in the consolidated statement of cash flows in case the underlying hedged items relate to Nokia’s operating activities. When a derivative contract is accounted for as a hedge of an identifiable position relating to financing or investing activities, the cash flows of the contract are classified in the same way as the cash flows of the position being hedged. Certain derivatives are hedging the foreign exchange risk of Nokia’s cash position and their cash flows are included in cash flows from investing activities in the consolidated statement of cash flows.

Derivatives not designated in hedge accounting relationships carried at fair value through profit and loss

Foreign exchange forward contracts are valued at market-forward exchange rates. Changes in fair value are measured by comparing these rates with the original contract-forward rate. Currency options are valued as of each reporting date by using the Garman & Kohlhagen option valuation model. Changes in fair value are recognized in the consolidated income statement.

Fair values of forward rate agreements, interest rate options, futures contracts and exchange-traded options are calculated based on quoted market rates as of each reporting date. The discounted cash flow method is used to value interest rate and cross-currency swaps. Changes in fair value are recognized in the consolidated income statement.

For derivatives not designated under hedge accounting but hedging identifiable forecast exposures such as anticipated foreign currency denominated sales and purchases, the gains and losses are recognized in other operating income or expenses in the consolidated income statement. The gains and losses on all other derivatives not designated under hedge accounting are recognized in financial income and expenses in the consolidated income statement.

Embedded derivatives included in contracts are identified and monitored by Nokia. For host contracts that are not financial assets containing embedded derivatives that are not closely related, the embedded derivatives are separated and measured at fair value as of each reporting date with changes in fair value recognized in financial income and expenses in the consolidated income statement. For host contracts that are financial assets containing embedded derivatives, the whole contract is measured at fair value as of each reporting date with changes in fair value recognized in financial income and expenses in the consolidated income statement.

Hedge accounting

Hedge accounting

Nokia applies hedge accounting on certain foreign exchange forward contracts, options or option strategies, and interest rate derivatives. Qualifying options and option strategies have zero net premium, or a net premium paid. For option structures, the critical terms of the purchased and written options are the same and the notional amount of the written option component is not greater than that of the purchased option.

In the fair valuation of foreign exchange forward contracts, Nokia separates the spot element and the forward element including the impact of foreign currency basis spread and forward points, which is considered as the cost of hedging for foreign exchange forward contracts. In the fair valuation of foreign exchange option contracts, Nokia separates the intrinsic value and time value, which is considered as the cost of hedging for foreign exchange option contracts. In the fair valuation of cross-currency swaps, Nokia separates the foreign currency basis spread that is considered as the cost of hedging for cross-currency swaps.

Cash flow hedges: hedging of forecast foreign currency denominated sales and purchases

Nokia applies cash flow hedge accounting primarily to forecast business foreign exchange exposure that arises from highly probable forecast operative business transactions. The risk management strategy is to hedge material net exposures (identified standard sales exposure minus identified standard costs exposure) by using foreign exchange forwards and foreign exchange options in a layered hedging style that follows defined hedging level ranges and hedge maturities in quarterly time buckets. The hedged item must be highly probable and present an exposure to variations in cash flows that could ultimately affect profit or loss.

Nokia only designates the spot element of the foreign exchange forward contract as the hedging instrument. Currency options, or option strategies, may also be used for cash flow hedging, in which case the intrinsic value of the option is designated as the hedging instrument. Hedge effectiveness is assessed at inception and quarterly during the hedge relationship to ensure that an economic relationship exists. As Nokia only enters in hedge relationships where the critical terms match, the assessment of effectiveness is done on a qualitative basis.

For qualifying foreign exchange forwards and foreign exchange options, the change in fair value that reflects the change in spot exchange rates on a discounted basis is recognized in hedging reserve in other comprehensive income. The changes in the forward element of the foreign exchange forwards and the time value of the options that relate to hedged items are deferred in the cost of hedging reserve in other comprehensive income and are subsequently accounted for in the same way as the spot element or intrinsic value.

In each quarter, Nokia evaluates whether the forecast sales and purchases are still expected to occur. If a portion of the hedged cash flow is no longer expected to occur, all related deferred gains or losses are derecognized from other comprehensive income and recognized in other operating income and expenses in the consolidated income statement as hedge accounting criteria is no longer met. If the hedged cash flow ceases to be highly probable, but is still expected to occur, accumulated gains and losses remain in other comprehensive income until the hedged cash flow affects profit or loss.

Nokia’s risk management objective is to hedge forecast cash flows until the related revenue has been recognized. Each hedge relationship is discontinued during the quarter when the hedge matures, which is also the quarter that it has been designated to hedge. At this point, the accumulated profit or loss of cash flow hedges is recycled to other operating income and expenses in the consolidated income statement. In case the forecast amount of revenue is not recognized during a quarter, the full accumulated profit or loss of cash flow hedges designated for said quarter is still recycled and the portion related to forecast revenue that was not recognized is disclosed as hedge ineffectiveness.

As cash flow hedges primarily mature in the same quarter as the hedged item, there is no significant ineffectiveness resulting from time value of money. Nokia will validate the magnitude of the impact of discounting related to the amount of profit or loss recognized in other comprehensive income on a quarterly basis.

Nokia has also entered into foreign exchange forwards in relation to forecast sales and purchases that do not qualify as highly probable forecast transactions and hence do not satisfy the requirements for hedge accounting. For these foreign exchange forwards, the gains and losses are recognized in other operating income and expenses in the consolidated income statement.

Cash flow hedges: hedging of future interest cash flows

Nokia also applies cash flow hedging to future interest cash flows in foreign currency related to issued bonds. These future interest cash flows are hedged with cross-currency swaps that have been bifurcated and designated partly as fair value hedges to hedge both foreign exchange and the interest rate benchmark risk component of the issued bond and partly as cash flow hedges to hedge the foreign exchange risk related to the remaining portion of interest cash flows on the issued bond. The accumulated profit or loss for the part of these cross-currency swaps designated as cash flow hedges is initially recorded in hedging reserve and recycled to profit or loss at the time when the related interest cash flows are settled. Nokia separates the foreign currency basis spread from cross-currency swaps and excludes it from the hedge relationship as cost of hedging that is initially recognized and subsequently measured at fair value and recorded in cost of hedging reserve in other comprehensive income.

Fair value hedges: hedging of foreign exchange exposure

In certain cases, mainly related to long-term construction projects, Nokia applies fair value hedge accounting for foreign exchange risk with the objective to reduce the exposure to fluctuations in the fair value of firm commitments due to changes in foreign exchange rates. Changes in the fair value of both spot and forward elements of the derivatives designated and qualifying as fair value hedges, together with any changes in the fair value of the hedged firm commitments attributable to the hedged risk, are recorded in financial income and expenses in the consolidated income statement.

Fair value hedges: hedging of interest rate exposure

Nokia applies fair value hedge accounting to reduce exposure to fair value fluctuations of interest-bearing liabilities due to changes in interest rates and foreign exchange rates. Nokia uses interest rate swaps and cross-currency swaps aligned with the hedged items to hedge interest rate risk and associated foreign exchange risk.

Nokia has entered into long-term borrowings mainly at fixed rate and swapped a portion of them into floating rates in line with a defined target interest profile. Nokia aims to mitigate the adverse impacts from interest rate fluctuations by continuously managing net interest exposure resulting from financial assets and liabilities by setting appropriate risk management benchmarks and risk limits. The hedged item is identified as a proportion of the outstanding loans up to the notional amount of the swaps as appropriate to achieve the risk management objective. Nokia enters into interest rate swaps that have similar critical terms as the hedged item, such as reference rate, reset dates, payment dates, maturities and notional amount and hence Nokia expects that there will be no significant ineffectiveness. Nokia has not entered into interest rate swaps where it would be paying fixed rate.

Nokia’s borrowings are carried at amortized cost. Changes in the fair value of derivatives designated and qualifying as fair value hedges, together with any changes in the fair value of hedged liabilities attributable to the hedged risk, are recorded in financial income and expenses in the consolidated income statement. Nokia separates the foreign currency basis spread from cross-currency swaps and excludes it from the hedged risk as cost of hedging that is initially recognized and subsequently measured at fair value and recorded in cost of hedging reserve in other comprehensive income. If a hedge relationship no longer meets the criteria for hedge accounting, hedge accounting ceases, cost of hedging recorded in cost of hedging reserve is immediately expensed and any fair value adjustments made to the carrying amount of the hedged item while the hedge was effective are recognized in financial income and expenses in the consolidated income statement based on the effective interest method.

Hedges of net investments in foreign operations

Nokia applies hedge accounting for its foreign currency hedging of selected net investments. Hedged item can be an amount of net assets equal to or less than the carrying amount of the net assets of the foreign operation in Nokia consolidated financial statements. The risk management strategy is to protect the euro counter value of the portion of this exposure expected to materialize as non-euro cash repatriation in the foreseeable future.

Nokia only designates the spot element of the foreign exchange forward contract as the hedging instrument. Currency options, or option strategies, may also be used for net investment hedging, in which case the intrinsic value of the option is designated as the hedging instrument. Hedge effectiveness is assessed at inception and quarterly during the hedge relationship to ensure that an economic relationship exists. As Nokia only enters in hedge relationships where the critical terms match, the assessment of effectiveness is done on a qualitative basis with no significant ineffectiveness expected.

For qualifying foreign exchange forwards, foreign exchange options and option strategies, the change in fair value that reflects the change in spot exchange rates is recognized in translation differences within consolidated shareholders’ equity. The changes in the forward element of foreign exchange forwards as well as the changes in the time value of options (collectively known as the “cost of hedging”) is recognized in cost of hedging reserve in other comprehensive income. The cost of hedging at the date of designation of the foreign exchange forward or option contract as a hedging instrument is amortized to financial income and expenses in the consolidated income statement over the duration of the contract. Hence, in each reporting period, the change in fair value of forward element of the foreign exchange forward contract or the time value of the option contract is recorded in cost of hedging reserve, while the amortization amount is reclassified from cost of hedging reserve to profit or loss.

Accumulated changes in fair value from qualifying hedges are derecognized from translation differences within consolidated shareholders’ equity on the disposal of all or part of a foreign subsidiary by sale, liquidation, repayment of share capital or abandonment. The cumulative amount or proportionate share of changes in the fair value of qualifying hedges deferred in translation differences is recognized as income or expense on disposal.

Provisions

Provisions

Provision is recognized when Nokia has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required to settle the obligation and a reliable estimate of the amount can be made. Management judgment may be required in determining whether it is probable that an outflow of economic benefits will be required to settle the obligation. The amount recognized as a provision is based on the best estimate of unavoidable costs required to settle the obligation at the end of the reporting period.

When estimating the amount of unavoidable costs, management may be required to consider a range of possible outcomes and their associated probabilities, risks and uncertainties surrounding the events and circumstances as well as making assumptions of the timing of payment. Changes in estimates of timing or amounts of costs required to settle the obligation may become necessary as time passes and/or more accurate information becomes available. Nokia assesses the adequacy of its existing provisions and adjusts the amounts as necessary based on actual experience and changes in facts and circumstances as of each reporting date. For descriptions of different classes of provisions, refer to Note 27, Provisions.

Contingent liabilities

Contingent liabilities

Nokia discloses ongoing legal matters that relate to possible obligations whose existence will be confirmed by the occurrence or non-occurrence of one or more uncertain future events not wholly within the control of Nokia. These matters are assessed continually to determine whether an outflow of resources embodying economic benefits has become probable so as to recognize a provision.

Treasury shares

Treasury shares

Nokia recognizes its own equity instruments that are acquired (treasury shares) as a reduction of equity at cost of acquisition. When cancelled or reissued, the acquisition cost of treasury shares is recognized in retained earnings or other distributable reserves of the equity.

Dividend and equity repayment

Dividend and equity repayment

Nokia pays dividend and/or makes equity repayments to its shareholders in quarterly instalments. Each quarterly distribution is resolved by the Board of Directors separately in accordance with the authorization granted by the Annual General Meeting. Dividends and/or equity repayments are recognized in the consolidated financial statements when the Board of Directors has resolved on the quarterly payment.